23. Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in valuation allowance	$ (1,631)	$ 24,218	$ 27,308
Undistributed earnings for foreign subsidiaries	1,779	4,527
Unrecognized tax benefits	0	$ 0
Federal [Member]
Net operating loss carryforward	$ 103,467
Operating loss carryforward beginning expiration date	Dec. 31, 2028
Federal AMT credit	$ 16
State [Member]
Net operating loss carryforward	$ 119,988
Operating loss carryforward beginning expiration date	Dec. 31, 2018
Foreign [Member]
Net operating loss carryforward	$ 37,878
Operating loss carryforward beginning expiration date	Dec. 31, 2018